Quarterly Holdings Report
for
Fidelity® Contrafund®
September 30, 2021
CON-NPRT3-1121
1.807733.117
Common Stocks - 97.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 21.3%
Entertainment - 3.3%
Activision Blizzard, Inc.	4,372,034	338,352
Netflix, Inc. (a)	5,254,431	3,206,989
Roblox Corp. (a)	972,394	73,464
Sea Ltd. ADR (a)	243,239	77,528
The Walt Disney Co. (a)	5,212,434	881,787
Universal Music Group NV	2,050,200	54,620
Warner Music Group Corp. Class A	255,484	10,919
		4,643,659
Interactive Media & Services - 17.1%
Alphabet, Inc.:
Class A (a)	1,680,593	4,493,099
Class C (a)	1,553,498	4,140,554
Bumble, Inc. (b)	2,039,432	101,931
Facebook, Inc. Class A (a)	41,874,746	14,211,864
Snap, Inc. Class A (a)	9,910,366	732,079
Zoominfo Technologies, Inc. (a)	1,271,554	77,806
		23,757,333
Media - 0.5%
Charter Communications, Inc. Class A (a)	468,450	340,825
Comcast Corp. Class A	5,246,745	293,450
Liberty Media Corp. Liberty Formula One Group Series C (a)	1,328,633	68,305
		702,580
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	4,261,812	544,489
TOTAL COMMUNICATION SERVICES		29,648,061
CONSUMER DISCRETIONARY - 13.9%
Automobiles - 0.6%
General Motors Co. (a)	5,590,202	294,660
Hyundai Motor Co.	651,600	108,422
Rad Power Bikes, Inc. (a)(c)(d)	2,588,458	24,807
Tesla, Inc. (a)	19,748	15,314
Toyota Motor Corp.	16,368,960	291,652
XPeng, Inc. Class A	4,082,654	70,093
		804,948
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	86,312	14,359
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A	2,083,818	349,560
Booking Holdings, Inc. (a)	5,900	14,006
Caesars Entertainment, Inc. (a)	125,800	14,125
Chipotle Mexican Grill, Inc. (a)	139,130	252,872
Churchill Downs, Inc.	51,304	12,317
Dutch Bros, Inc.	282,300	12,229
Evolution AB (e)	297,343	45,029
Hilton Worldwide Holdings, Inc. (a)	889,586	117,523
		817,661
Household Durables - 0.4%
D.R. Horton, Inc.	1,322,971	111,090
Garmin Ltd.	938,159	145,846
Lennar Corp. Class A	1,554,656	145,640
Mohawk Industries, Inc. (a)	501,771	89,014
Sony Group Corp.	253,900	28,188
Tempur Sealy International, Inc.	1,212,667	56,280
		576,058
Internet & Direct Marketing Retail - 9.4%
Amazon.com, Inc. (a)	3,450,568	11,335,254
Cazoo Group Ltd. (a)(c)	1,619,500	11,954
Cazoo Group Ltd.	7,242,211	50,645
Coupang, Inc. Class A (a)(b)	8,286,619	230,782
Deliveroo PLC (a)	43,406,200	167,449
Deliveroo PLC Class A (a)(e)	12,126,357	46,918
Doordash, Inc.	1,376,806	283,594
eBay, Inc.	9,843,645	685,807
Etsy, Inc. (a)	362,950	75,479
Global-e Online Ltd.	173,838	12,482
Warby Parker, Inc.	258,100	13,692
Wayfair LLC Class A (a)	325,361	83,133
Zomato Ltd. (a)(c)	36,025,900	56,397
ZOZO, Inc.	787,456	29,502
		13,083,088
Leisure Products - 0.0%
Thule Group AB (e)	562,126	28,183
YETI Holdings, Inc. (a)	144,385	12,372
		40,555
Specialty Retail - 1.9%
Academy Sports & Outdoors, Inc.	3,827,271	153,167
AutoZone, Inc. (a)	64,819	110,062
Best Buy Co., Inc.	641,825	67,847
Burlington Stores, Inc. (a)	251,181	71,227
Carvana Co. Class A (a)	73,661	22,212
Dick's Sporting Goods, Inc.	1,176,984	140,967
Fanatics, Inc. Class A (c)(d)	1,673,822	79,289
JD Sports Fashion PLC	932,600	13,106
Lithia Motors, Inc. Class A (sub. vtg.)	205,863	65,267
National Vision Holdings, Inc. (a)	1,068,314	60,648
O'Reilly Automotive, Inc. (a)	285,655	174,552
Pet Center Comercio e Participacoes SA	2,912,300	12,546
The Home Depot, Inc.	4,027,209	1,321,972
TJX Companies, Inc.	3,849,451	253,987
Williams-Sonoma, Inc.	938,512	166,426
		2,713,275
Textiles, Apparel & Luxury Goods - 1.0%
Allbirds, Inc. (a)(c)(d)	867,565	9,994
Crocs, Inc. (a)	110,243	15,818
Deckers Outdoor Corp. (a)	581,867	209,588
Dr. Martens Ltd. (a)	12,099,641	64,621
lululemon athletica, Inc. (a)	180,774	73,159
LVMH Moet Hennessy Louis Vuitton SE	33,357	23,892
NIKE, Inc. Class B	5,412,220	786,017
On Holding AG	992,400	29,901
On Holding AG (a)	3,250,000	88,130
Under Armour, Inc. Class A (sub. vtg.) (a)	1,222,813	24,676
		1,325,796
TOTAL CONSUMER DISCRETIONARY		19,375,740
CONSUMER STAPLES - 2.4%
Beverages - 0.3%
Anheuser-Busch InBev SA NV	246,900	14,004
Diageo PLC	1,112,233	53,849
Keurig Dr. Pepper, Inc.	449,946	15,370
Monster Beverage Corp. (a)	531,619	47,224
PepsiCo, Inc.	878,731	132,170
The Coca-Cola Co.	2,930,570	153,767
		416,384
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	3,010,648	1,352,835
Food Products - 0.0%
Oatly Group AB ADR	20,496	310
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	4,626,823	1,387,723
L'Oreal SA	193,059	79,889
L'Oreal SA (a)	190,592	78,868
Olaplex Holdings, Inc.	1,364,064	28,645
		1,575,125
TOTAL CONSUMER STAPLES		3,344,654
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd.	2,493,113	91,154
Cheniere Energy, Inc.	467,100	45,622
Hess Corp.	553,806	43,258
Reliance Industries Ltd.	4,115,539	139,398
		319,432
FINANCIALS - 12.1%
Banks - 2.8%
Bank of America Corp.	31,622,958	1,342,395
JPMorgan Chase & Co.	8,828,929	1,445,207
Kotak Mahindra Bank Ltd. (a)	4,574,666	123,211
Royal Bank of Canada	4,189,916	416,908
Starling Bank Ltd. Series D (a)(d)	23,277,483	40,596
SVB Financial Group (a)	72,234	46,727
The Toronto-Dominion Bank	5,016,467	332,094
Wells Fargo & Co.	4,232,441	196,428
		3,943,566
Capital Markets - 2.0%
BlackRock, Inc. Class A	663,442	556,402
Blackstone, Inc.	155,704	18,115
Brookfield Asset Management, Inc. (Canada) Class A	1,409,307	75,517
Carlyle Group LP	303,811	14,364
Charles Schwab Corp.	853,490	62,168
Coinbase Global, Inc. (a)	293,279	66,715
Goldman Sachs Group, Inc.	1,187,315	448,841
Moody's Corp.	253,566	90,044
Morgan Stanley	10,340,845	1,006,268
MSCI, Inc.	467,507	284,403
NASDAQ, Inc.	76,003	14,670
S&P Global, Inc.	165,972	70,520
		2,708,027
Consumer Finance - 0.3%
American Express Co.	503,578	84,364
Capital One Financial Corp.	2,229,229	361,068
		445,432
Diversified Financial Services - 5.6%
Berkshire Hathaway, Inc. Class A (a)	18,936	7,789,873
Rapyd Financial Network 2016 Ltd. (c)(d)	340,545	25,000
		7,814,873
Insurance - 1.4%
Admiral Group PLC	6,754,067	282,208
AIA Group Ltd.	3,577,373	41,156
American International Group, Inc.	5,343,572	293,309
Arthur J. Gallagher & Co.	768,178	114,190
Brookfield Asset Management Reinsurance Partners Ltd.	7,891	437
Chubb Ltd.	2,290,533	397,362
Direct Line Insurance Group PLC	3,370,879	13,120
Fairfax Financial Holdings Ltd. (sub. vtg.)	145,835	58,872
Hartford Financial Services Group, Inc.	1,399,414	98,309
Intact Financial Corp.	610,174	80,682
Oscar Health, Inc.	2,886,059	50,189
Oscar Health, Inc. (a)(e)	227,820	3,962
Progressive Corp.	2,907,306	262,791
The Travelers Companies, Inc.	1,722,559	261,846
		1,958,433
TOTAL FINANCIALS		16,870,331
HEALTH CARE - 11.1%
Biotechnology - 2.0%
AbbVie, Inc.	3,461,737	373,418
Alector, Inc. (a)	146,517	3,344
Alnylam Pharmaceuticals, Inc. (a)	103,655	19,571
BioNTech SE ADR (a)	246,737	67,357
Blueprint Medicines Corp. (a)	50,742	5,217
Cullinan Oncology, Inc.	94,919	2,142
Genmab A/S (a)	40,025	17,488
Horizon Therapeutics PLC (a)	4,567,025	500,272
Idorsia Ltd. (a)	2,611,199	62,956
Innovent Biologics, Inc. (a)(e)	1,841,040	17,730
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(d)	105,983	0
Intellia Therapeutics, Inc. (a)	865,915	116,162
Moderna, Inc. (a)	244,888	94,248
Regeneron Pharmaceuticals, Inc. (a)	2,018,666	1,221,656
Vertex Pharmaceuticals, Inc. (a)	938,947	170,316
Zai Lab Ltd. (a)	526,722	56,444
Zai Lab Ltd. ADR (a)	63,075	6,647
		2,734,968
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	1,889,909	223,255
Alcon, Inc.	176,000	14,163
Align Technology, Inc. (a)	274,810	182,867
Danaher Corp.	4,070,933	1,239,355
DexCom, Inc. (a)	210,012	114,847
Edwards Lifesciences Corp. (a)	2,662,438	301,415
Envista Holdings Corp. (a)	2,360,470	98,691
Hologic, Inc. (a)	1,147,335	84,685
Intuitive Surgical, Inc. (a)	677,438	673,475
Medtronic PLC	1,091,659	136,839
Sonova Holding AG Class B	274,382	103,691
Stryker Corp.	219,062	57,771
West Pharmaceutical Services, Inc.	126,650	53,768
		3,284,822
Health Care Providers & Services - 3.4%
agilon health, Inc.	919,500	24,100
AmerisourceBergen Corp.	694,007	82,899
Cano Health, Inc. (c)	5,743,745	72,831
dentalcorp Holdings Ltd. (a)	3,399,648	44,475
Guardant Health, Inc. (a)	146,864	18,359
HCA Holdings, Inc.	1,288,281	312,692
Henry Schein, Inc. (a)	227,533	17,329
Molina Healthcare, Inc. (a)	52,500	14,244
Option Care Health, Inc. (a)	3,307,755	80,246
Owens & Minor, Inc.	195,878	6,129
UnitedHealth Group, Inc.	10,425,102	4,073,504
		4,746,808
Health Care Technology - 0.1%
Doximity, Inc. (b)	563,830	45,501
GoodRx Holdings, Inc.	201,684	8,273
Medlive Technology Co. Ltd. (e)	2,967,356	14,208
Veeva Systems, Inc. Class A (a)	358,513	103,313
		171,295
Life Sciences Tools & Services - 1.6%
23andMe Holding Co. (a)(c)	2,026,087	18,356
23andMe Holding Co.:
Class A	382,180	3,289
Class B	10,938,109	94,144
Bio-Rad Laboratories, Inc. Class A (a)	252,397	188,276
Charles River Laboratories International, Inc. (a)	126,988	52,404
Eurofins Scientific SA	903,878	115,810
IQVIA Holdings, Inc. (a)	885,181	212,036
Maravai LifeSciences Holdings, Inc.	3,355,940	164,710
Mettler-Toledo International, Inc. (a)	444,938	612,840
Thermo Fisher Scientific, Inc.	1,005,851	574,673
Veterinary Emergency Group LLC Class A (c)(d)(f)	564,600	18,149
Waters Corp. (a)	457,109	163,325
WuXi AppTec Co. Ltd. (H Shares) (e)	976,452	22,732
		2,240,744
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (a)	184,760	15,184
AstraZeneca PLC (United Kingdom)	247,883	29,874
Bristol-Myers Squibb Co.	1,321,239	78,178
Eli Lilly & Co.	6,330,101	1,462,570
Jazz Pharmaceuticals PLC (a)	744,723	96,970
Nuvation Bio, Inc. (a)(c)	3,572,265	35,508
Nuvation Bio, Inc. (a)(b)	7,009,471	69,674
Pfizer, Inc.	1,565,569	67,335
Royalty Pharma PLC	2,543,989	91,940
UCB SA	496,319	55,576
Zoetis, Inc. Class A	1,355,831	263,221
		2,266,030
TOTAL HEALTH CARE		15,444,667
INDUSTRIALS - 3.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	325,306	117,159
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	347,648	146,009
Class C (a)(c)(d)	12,991	5,456
		268,624
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	304,006	36,216
GXO Logistics, Inc. (a)	89,629	7,030
United Parcel Service, Inc. Class B	4,763,906	867,507
		910,753
Airlines - 0.0%
Joby Aviation, Inc. (a)(c)	1,388,830	13,972
Building Products - 0.6%
Carrier Global Corp.	2,111,337	109,283
Fortune Brands Home & Security, Inc.	3,684,339	329,454
Toto Ltd.	3,194,586	152,115
Trane Technologies PLC	1,277,235	220,515
		811,367
Commercial Services & Supplies - 0.4%
Cintas Corp.	629,443	239,604
Clean TeQ Water Pty Ltd. (b)	2,205,055	1,061
GFL Environmental, Inc. (b)	2,055,274	76,353
TulCo LLC (a)(c)(d)(f)	140,771	196,076
		513,094
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	168,333	68,793
Vertiv Holdings Co.	940,468	22,656
Vestas Wind Systems A/S	5,253,060	210,743
		302,192
Industrial Conglomerates - 0.4%
General Electric Co.	5,788,693	596,409
Honeywell International, Inc.	166,223	35,286
		631,695
Machinery - 0.4%
Deere & Co.	767,775	257,258
Ingersoll Rand, Inc. (a)	2,412,913	121,635
Kornit Digital Ltd. (a)	111,683	16,165
Nordson Corp.	47,864	11,399
Otis Worldwide Corp.	1,396,410	114,897
Pentair PLC	388,125	28,190
		549,544
Professional Services - 0.2%
Clarivate Analytics PLC (a)	318,013	6,964
Equifax, Inc.	598,959	151,788
Recruit Holdings Co. Ltd.	271,630	16,604
Thomson Reuters Corp.	735,668	81,344
		256,700
Road & Rail - 0.1%
Canadian Pacific Railway Ltd. (b)	2,022,003	132,038
J.B. Hunt Transport Services, Inc.	336,183	56,217
XPO Logistics, Inc. (a)	89,629	7,133
		195,388
TOTAL INDUSTRIALS		4,453,329
INFORMATION TECHNOLOGY - 31.0%
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	21,862,472	1,600,989
CDW Corp.	479,925	87,356
Keysight Technologies, Inc. (a)	284,188	46,689
Samsung SDI Co. Ltd.	129,914	77,489
Zebra Technologies Corp. Class A (a)	290,460	149,709
		1,962,232
IT Services - 6.8%
Accenture PLC Class A	3,365,853	1,076,804
Adyen BV (a)(e)	163,587	457,285
Affirm Holdings, Inc. (b)	587,612	70,002
Affirm Holdings, Inc. (e)	2,344,983	279,358
ASAC II LP (a)(c)(d)	39,494,500	6,635
Cloudflare, Inc. (a)	7,944,828	894,985
EPAM Systems, Inc. (a)	24,543	14,001
MasterCard, Inc. Class A	2,270,870	789,536
MongoDB, Inc. Class A (a)	696,496	328,405
Nuvei Corp. (e)	143,767	16,470
Okta, Inc. (a)	1,360,447	322,888
PayPal Holdings, Inc. (a)	6,474,066	1,684,617
Remitly Global, Inc. (b)	334,800	12,287
Shopify, Inc. Class A (a)	701,979	952,831
Snowflake Computing, Inc.	185,115	55,984
Square, Inc.	263,497	63,197
Thoughtworks Holding, Inc.	502,000	14,412
Toast, Inc.	345,600	17,263
Twilio, Inc. Class A (a)	64,911	20,710
Visa, Inc. Class A (b)	11,024,756	2,455,764
		9,533,434
Semiconductors & Semiconductor Equipment - 6.1%
Advanced Micro Devices, Inc. (a)	8,467,343	871,290
Ambarella, Inc. (a)	69,398	10,808
Analog Devices, Inc.	2,422,432	405,709
Applied Materials, Inc.	1,908,108	245,631
ASML Holding NV	129,039	96,148
Lam Research Corp.	1,080,569	615,006
Lattice Semiconductor Corp. (a)	1,274,155	82,374
Marvell Technology, Inc.	3,358,850	202,572
Monolithic Power Systems, Inc.	33,537	16,255
NVIDIA Corp.	16,423,359	3,402,263
NXP Semiconductors NV	8,578	1,680
ON Semiconductor Corp. (a)	1,251,238	57,269
Qorvo, Inc. (a)	1,091,749	182,530
Qualcomm, Inc.	10,989,241	1,417,392
Semtech Corp. (a)	372,598	29,051
Silergy Corp.	110,000	16,013
SiTime Corp. (a)	77,289	15,780
Skyworks Solutions, Inc.	901,946	148,623
Synaptics, Inc. (a)(g)	2,372,410	426,393
Texas Instruments, Inc.	937,756	180,246
		8,423,033
Software - 13.3%
Adobe, Inc. (a)	5,580,737	3,212,942
Atlassian Corp. PLC (a)	2,347,893	919,012
Cadence Design Systems, Inc. (a)	1,257,675	190,462
Ceridian HCM Holding, Inc. (a)	261,800	29,484
Clear Secure, Inc.	436,575	17,921
Crowdstrike Holdings, Inc. (a)	486,978	119,689
Datadog, Inc. Class A (a)	829,365	117,231
DocuSign, Inc. (a)	421,531	108,515
Dropbox, Inc. Class A (a)	3,322,567	97,085
Duck Creek Technologies, Inc. (a)	1,065,129	47,121
Dynatrace, Inc. (a)	3,126,603	221,895
Epic Games, Inc. (a)(c)(d)	123,700	109,475
Fortinet, Inc. (a)	135,687	39,626
HubSpot, Inc. (a)	135,121	91,354
Intuit, Inc.	1,092,623	589,481
KnowBe4, Inc. (a)	1,480,844	32,519
Microsoft Corp.	28,173,622	7,942,708
Monday.com Ltd.	102,225	33,346
Palo Alto Networks, Inc. (a)	67,038	32,111
Paycom Software, Inc. (a)	44,503	22,062
Qualtrics International, Inc.	660,694	28,238
Salesforce.com, Inc. (a)	14,547,631	3,945,608
SentinelOne, Inc.	689,660	36,945
ServiceNow, Inc. (a)	509,222	316,874
Stripe, Inc. Class B (a)(c)(d)	455,600	18,281
Tanium, Inc. Class B (a)(c)(d)	6,742,751	75,654
Workday, Inc. Class A (a)	54,000	13,494
Xero Ltd. (a)	393,163	38,581
Zoom Video Communications, Inc. Class A (a)	23,614	6,175
Zscaler, Inc. (a)	304,564	79,863
		18,533,752
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	32,128,545	4,546,189
Dell Technologies, Inc. (a)	1,971,489	205,114
		4,751,303
TOTAL INFORMATION TECHNOLOGY		43,203,754
MATERIALS - 2.0%
Chemicals - 0.6%
Celanese Corp. Class A	82,785	12,471
Sherwin-Williams Co.	2,826,595	790,683
Westlake Chemical Corp.	170,955	15,581
		818,735
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	1,102,315	42,285
Metals & Mining - 1.4%
ArcelorMittal SA Class A unit (b)	2,194,960	66,200
B2Gold Corp.	44,696,998	152,801
Barrick Gold Corp. (Canada)	6,695,567	120,897
Cleveland-Cliffs, Inc. (a)	4,228,971	83,776
Franco-Nevada Corp.	4,119,016	535,121
Freeport-McMoRan, Inc.	6,326,524	205,802
Gatos Silver, Inc.	2,179,852	25,352
Ivanhoe Electric, Inc. (c)(d)	14,154,085	11,748
Ivanhoe Mines Ltd. (a)	42,041,445	268,858
Ivanhoe Mines Ltd. (a)(e)	12,111,540	77,454
Novagold Resources, Inc. (a)	6,722,942	46,285
Nucor Corp.	2,291,025	225,643
Steel Dynamics, Inc.	1,698,315	99,317
Stelco Holdings, Inc.	405,822	11,893
Sunrise Energy Metals Ltd. (a)(b)	4,410,110	5,034
		1,936,181
TOTAL MATERIALS		2,797,201
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	1,708,792	44,394
Prologis (REIT), Inc.	787,544	98,782
		143,176
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southern Co.	220,795	13,683
TOTAL COMMON STOCKS (Cost $46,200,181)		135,614,028

Convertible Preferred Stocks - 0.9%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Rad Power Bikes, Inc.:
Series A (c)(d)	337,463	3,234
Series C (a)(c)(d)	1,327,879	12,726
Series D (c)(d)	2,329,100	22,322
Rivian Automotive, Inc. Series F (a)(c)(d)	954,421	57,475
		95,757
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G (a)(c)(d)	55,517	21,568
Series H (a)(c)(d)	69,898	27,155
Reddit, Inc.:
Series E (a)(c)(d)	165,300	10,215
Series F (c)(d)	878,650	54,296
		113,234
Specialty Retail - 0.0%
Aurora Innovation, Inc. Series B (a)(c)	2,121,140	38,815
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	342,405	3,945
Series B (a)(c)(d)	60,155	693
Series C (a)(c)(d)	574,905	6,623
Series Seed (a)(c)(d)	183,970	2,119
Discord, Inc. Series I (a)(c)(d)	15,500	8,535
		21,915
TOTAL CONSUMER DISCRETIONARY		269,721
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	226,491	13,646
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Acrisure Holdings, Inc. Series B (a)(c)(d)	379,681	6,193
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	3,224,900	13,528
Intarcia Therapeutics, Inc. Series CC (a)(c)(d)	2,100,446	0
		13,528
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(c)(d)	35,877,127	1,409
Lyra Health, Inc.:
Series E (a)(c)(d)	1,478,100	23,213
Series F (c)(d)	69,520	1,092
		25,714
TOTAL HEALTH CARE		39,242
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.4%
Relativity Space, Inc.:
Series D (a)(c)(d)	1,673,085	38,205
Series E (a)(c)(d)	436,722	9,973
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	558,215	234,445
Series H (a)(c)(d)	120,282	50,517
Series N (a)(c)(d)	428,458	179,948
		513,088
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(c)(d)	1,317,166	47,418
Commercial Services & Supplies - 0.1%
ZenPayroll, Inc.:
Series D (a)(c)(d)	2,436,137	74,047
Series E (c)(d)	167,099	5,079
		79,126
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (a)(c)(d)	55,947	26,895
TOTAL INDUSTRIALS		666,527
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	653,587	77,359
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	200,200	11,903
Software - 0.1%
ASAPP, Inc. Series C (a)(c)(d)	1,300,504	6,255
Carbon, Inc.:
Series D (a)(c)(d)	915,425	30,612
Series E (a)(c)(d)	81,735	2,768
Delphix Corp. Series D (a)(c)(d)	3,712,687	22,982
Nuro, Inc. Series C (c)(d)	3,293,118	42,990
Stripe, Inc. Series H (a)(c)(d)	190,300	7,636
		113,243
TOTAL INFORMATION TECHNOLOGY		202,505
MATERIALS - 0.0%
Metals & Mining - 0.0%
High Power Exploration, Inc. Series A (a)(c)(d)	14,154,085	62,844
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E (a)(c)	3,913,164	30,855
Series F (a)(c)	253,732	2,001
		32,856
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,030,762)		1,293,534

Convertible Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rivian Automotive, Inc. 0% (c)(d)(i) (Cost $42,219)	42,219	42,219

Preferred Securities - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(i)	17,195	19,600
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (c)(d)	9,273	11,796
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(i)	11,130	11,130
TOTAL PREFERRED SECURITIES (Cost $37,598)		42,526

Money Market Funds - 2.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (j)	2,605,211,285	2,605,732
Fidelity Securities Lending Cash Central Fund 0.06% (j)(k)	459,965,782	460,012
TOTAL MONEY MARKET FUNDS (Cost $3,065,742)		3,065,744

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $50,376,502)	140,058,051
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(623,457)
NET ASSETS - 100.0%	139,434,594

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,313,870,000 or 1.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,009,329,000 or 0.7% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Affiliated company
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
23andMe Holding Co.	2/03/21	20,261
Acrisure Holdings, Inc. Series B	3/22/21	6,918
Allbirds, Inc.	10/09/18	9,515
Allbirds, Inc. Series A	10/09/18	3,755
Allbirds, Inc. Series B	10/09/18	660
Allbirds, Inc. Series C	10/09/18	6,305
Allbirds, Inc. Series Seed	10/09/18	2,018
ASAC II LP	10/10/13	3,041
ASAPP, Inc. Series C	4/30/21	8,580
Aurora Innovation, Inc. Series B	3/01/19	19,600
Bowery Farming, Inc. Series C1	5/18/21	13,646
ByteDance Ltd. Series E1	11/18/20	71,616
Cano Health, Inc.	11/11/20	57,437
Carbon, Inc. Series D	12/15/17	21,376
Carbon, Inc. Series E	3/22/19	2,288
Cazoo Group Ltd.	3/28/21	16,195
Circle Internet Financial Ltd. 0%	5/11/21	17,195
Delhivery Private Ltd. Series H	5/20/21	27,309
Delphix Corp. Series D	7/10/15	33,414
Discord, Inc. Series I	9/15/21	8,535
ElevateBio LLC Series C	3/09/21	13,528
Epic Games, Inc.	7/13/20 - 7/30/20	71,128
Fanatics, Inc. Class A	8/13/20	28,940
Get Heal, Inc. Series B	11/07/16	10,944
GoBrands, Inc. Series G	3/02/21	13,864
GoBrands, Inc. Series H	7/22/21	27,155
High Power Exploration, Inc. Series A	11/15/19 - 3/04/21	74,592
Intarcia Therapeutics, Inc. Series CC	11/14/12	28,629
Intarcia Therapeutics, Inc. 6% 7/18/22	1/03/20	9,273
Ivanhoe Electric, Inc.	4/30/21	11,748
Joby Aviation, Inc.	2/23/21	13,888
Lyra Health, Inc. Series E	1/14/21	13,534
Lyra Health, Inc. Series F	6/04/21	1,092
Nuro, Inc. Series C	10/30/20	42,990
Nuvation Bio, Inc.	2/10/21	35,723
Rad Power Bikes, Inc.	1/21/21	12,486
Rad Power Bikes, Inc. Series A	1/21/21	1,628
Rad Power Bikes, Inc. Series C	1/21/21	6,405
Rad Power Bikes, Inc. Series D	9/17/21	22,322
Rapyd Financial Network 2016 Ltd.	3/30/21	25,000
Reddit, Inc. Series E	5/18/21	7,021
Reddit, Inc. Series F	8/11/21	54,296
Relativity Space, Inc. Series D	11/20/20	24,974
Relativity Space, Inc. Series E	5/27/21	9,973
Rivian Automotive, Inc. Series F	1/19/21	35,170
Rivian Automotive, Inc. 0%	7/23/21	42,219
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	52,558
Space Exploration Technologies Corp. Class C	9/11/17	1,754
Space Exploration Technologies Corp. Series G	1/20/15	43,239
Space Exploration Technologies Corp. Series H	8/04/17	16,238
Space Exploration Technologies Corp. Series N	8/04/20	115,684
Stripe, Inc. Class B	5/18/21	18,282
Stripe, Inc. Series H	3/15/21	7,636
Tanium, Inc. Class B	4/21/17 - 9/18/20	57,901
Tenstorrent, Inc. Series C1	4/23/21	11,903
Tenstorrent, Inc. 0%	4/23/21	11,130
TulCo LLC	8/24/17 - 9/07/18	49,586
Veterinary Emergency Group LLC Class A	9/16/21	18,149
WeWork Companies, Inc. Series E	6/23/15	128,702
WeWork Companies, Inc. Series F	12/01/16	12,735
ZenPayroll, Inc. Series D	7/16/19	32,431
ZenPayroll, Inc. Series E	7/13/21	5,079
Zipline International, Inc. Series E	12/21/20	42,978
Zomato Ltd.	12/09/20 - 2/05/21	22,002

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	1,128,522	14,802,368	13,325,167	899	9	-	2,605,732	3.8%
Fidelity Securities Lending Cash Central Fund 0.06%	453,834	2,658,415	2,652,237	1,901	-	-	460,012	1.3%
Total	1,582,356	17,460,783	15,977,404	2,800	9	-	3,065,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Sunrise Energy Metals Ltd.	9,033	-	527	-	23	(2,795)	-
Synaptics, Inc.	211,308	51,106	18,300	-	10,975	171,304	426,393
Total	220,341	51,106	18,827	-	10,998	168,509	426,393

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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